INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax (liability)/asset	$ (663)	$ 30
Recognized in income	88	22
Recognized in other comprehensive income	(2)	0	$ 6
Recognized in other	(10)	(715)
Net deferred tax (liability)/asset	$ (587)	$ (663)	$ 30